restructuring and other costs (Tables)	6 Months Ended
Jun. 30, 2018
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

	Restructuring (b)		Other (c)		Total
Periods ended June 30 (millions)	2018	2017	2018	2017	2018	2017
THREE-MONTH
Goods and services purchased	$7	$17	$3	$3	$10	$20
Employee benefits expense	23	11	2	5	25	16

	$30	$28	$5	$8	$35	$36

SIX-MONTH
Goods and services purchased	$11	$21	$4	$3	$15	$24
Employee benefits expense	51	11	3	5	54	16

	$62	$32	$7	$8	$69	$40